DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
DEFERRED INCOME TAXES

11.	DEFERRED INCOME TAXES
A reconciliation of the deferred income tax recovery calculated based on the income (loss) before taxes at the statutory tax rate to the actual provision for deferred income taxes is as follows:

	Year ended December 31
	2017	2016
Income (loss) before taxes	$(907.6)	$(387.1)
Combined federal and provincial tax rate	27.08%	27.09%
Expected income tax expense (recovery)	$(245.8)	$(104.9)
Change in unrecognized deferred tax asset	22.6	9.8
Foreign exchange (gain) loss (1)	(2.0)	(1.8)
Effect of change in corporate tax rate	(0.2)	—
Other including share based compensation	1.6	3.5
Deferred income tax expense (recovery)	$(223.8)	$(93.4)
(1) Reflects the 50 percent non-taxable portion of foreign exchange gains and losses and related risk management contracts.

The net deferred income tax asset (liability) is composed of:

	As at
	December 31, 2017	December 31, 2016
Deferred tax liabilities associated with:
PP&E and E&E assets	$(132.3)	$(411.0)
Less deferred tax assets associated with:
Non-capital losses and financing charges	399.6	325.9
Provisions	64.1	176.6
Risk management contracts	10.8	14.6
Long term debt	—	12.1
Convertible debentures	—	0.2
Net deferred tax asset (liability)	$342.2	$118.4

In calculating the deferred income tax asset in 2017, Pengrowth included $1,460.2 million (2016 - $1,234.6 million) of non-capital losses available for carry forward to reduce taxable income in future years. These losses expire between 2025 and 2037. Pengrowth has determined that it is likely that future taxable profit will be available to utilize these losses.
Deferred tax assets have not been recognized with respect to the following items:

	As at
	December 31, 2017	December 31, 2016
Deductible temporary differences	$204.0	$188.9
Tax losses	109.8	40.2
	$313.8	$229.1

A continuity of the net deferred income tax asset (liability) for 2017 and 2016 is detailed in the following tables:

Movement in deferred tax asset (liability) during the year	Balance Jan 1, 2017	Recognized in profit or loss	Balance Dec 31, 2017
PP&E and E&E assets	$(411.0)	$278.7	$(132.3)
Non-capital losses and financing charges	325.9	73.7	399.6
Provisions	176.6	(112.5)	64.1
Risk management contracts	14.6	(3.8)	10.8
Long term debt	12.1	(12.1)	—
Convertible debentures	0.2	(0.2)	—
Share issue costs	—	—	—
	$118.4	$223.8	$342.2

Movement in deferred tax asset (liability) during the year	Balance Jan 1, 2016	Recognized in profit or loss	Balance Dec 31, 2016
PP&E and E&E assets	(405.3)	(5.7)	(411.0)
Non-capital losses and financing charges	328.7	(2.8)	325.9
Provisions	190.2	(13.6)	176.6
Risk management contracts	(99.8)	114.4	14.6
Long term debt	10.8	1.3	12.1
Convertible debentures	0.2	—	0.2
Share issue costs	0.2	(0.2)	—
	$25.0	$93.4	$118.4

Deferred income tax is a non-cash item relating to the temporary differences between the accounting and tax basis of Pengrowth's assets and liabilities and has no immediate impact on Pengrowth's cash flows.